UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09749
                                                     ---------

                         LIFETIME ACHIEVEMENT FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             15858 West Dodge Road, Suite 310, Omaha, Nebraska 68118
               (Address of Principal Executive Offices) (Zip Code)

                                 (402) 330-1166
              (Registrant's Telephone Number, Including Area Code)

                               Roland R. Manarin,
                                   President
                        Lifetime Achievement Fund, Inc.
                        15858 West Dodge Road, Suite 310
                              Omaha, Nebraska 68118
                     (Name and Address of Agent for Service)

                                   Copies to:
                                Pamela M. Krill
                             Godfrey and Kahn, S.C.
                              One East Main Street
                                 P.O. Box 2719
                             Madison, WI 53701-2719

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2005 - June 30, 2006
                                       ----------------------------

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ITEM 1.  PROXY VOTING RECORD.

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        ISHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

        Exchange Ticker Symbol:                                          IGW           CUSIP:           464287523

        Shareholder Meeting Date:                                     7/14/2005                      Special Meeting

                                                                              Proposed by
                                                                     -------------------------------                      Management
                                  Proposal                             Issuer   Security Holder   Voted     LFTAX Voted  Recommended
        ----------------------------------------------------------------------------------------------------------------------------
   1.01 Elect DirectorLee T. Kranufuss                                    X                        YES          FOR          FOR
   1.02 Elect Director John E. Martinez                                   X                        YES          FOR          FOR
   1.03 Elect Director Richard K. Lyons                                   X                        YES          FOR          FOR
   1.04 Elect Director George G.C. Parker                                 X                        YES          FOR          FOR
   1.05 Elect Director W. Allen Reed                                      X                        YES          FOR          FOR
   1.06 Elect Director Cecilia H. Herbert                                 X                        YES          FOR          FOR
   1.07 Elect Director Charles A. Hurty                                   X                        YES          FOR          FOR
   1.08 Elect Director John E. Kerrigan                                   X                        YES          FOR          FOR
2A      To approve the modification or elimination of                     X                        YES          FOR          FOR
        certain funds fundamental investment policies
        and restrictions: policy regarding senior securities.
2B      To approve the modification or elimination of                     X                        YES          FOR          FOR
        certain funds fundamental investment policies
        and restrictions: policy regarding loans.
      3 To approve a change in the classification of certain              X                        YES          FOR          FOR
        funds investment objectives from fundamental
         investment policies to non-fundamental
        investment policies.
      5 To transact such other business as may properly                   X                        YES          FOR          FOR
        come before the special meeting or any
        adjournment thereof.

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        SOFTBRANDS, INC.

        Exchange Ticker Symbol:                                         SFBD           CUSIP:           83402A107

        Shareholder Meeting Date:                                     8/8/2005                        Annual Meeting

                                                                             Proposed by
                                                                   -------------------------------                        Management
                                  Proposal                             Issuer    Security Holder  Voted    LFTAX Voted   Recommended
        ----------------------------------------------------------------------------------------------------------------------------
   1.01 Elect Director George H. Ellis                                    X                        YES         FOR           FOR
   1.02 Elect Director Dann V. Angeloff                                   X                        YES         FOR           FOR
      2 To approve the grant of discretionary authority to                X                        YES         FOR           FOR
        our board of directors to amend our second amended and restated
        certificate of incorporation to effect a reverse stock split.
      3 To approve an amendment to the 2001 stock incentive               X                        YES         FOR           FOR
        plan to increase authorized shares.

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        ICM/ISABELLE SMALL CAP VALUE FD-INVSTR



        Exchange Ticker Symbol:                                          IZZYX          CUSIP:           44928J105

        Shareholder Meeting Date:                                      4/18/2006                      Special Meeting

                                                                            Proposed by
                                                                      ------------------------                            Management
                                      Proposal                       Issuer     Security Holder   Voted    LFTAX Voted   Recommended
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   1.01 Elect Director John A. Fiffy                                    X                          YES     Proportional      FOR
   1.02 Elect Director Warren J. Isabelle                               X                          YES     Proportional      FOR
   1.03 Elect Director Donald A. Nelson                                 X                          YES     Proportional      FOR
   1.04 Elect Director Thomas R. Venables                               X                          YES     Proportional      FOR
      2 Approval of a new investment advisory agreement                 X                          YES     Proportional      FOR
        between the fund and Ironwood Capital Management, LLC

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        ICM/ISABELLE SMALL CAP VALUE FD-INSTIT

        Exchange Ticker Symbol:                                       IZZIX          CUSIP:           44928J204

        Shareholder Meeting Date:                                   4/18/2006                      Special Meeting

                                                                            Proposed by
                                                                      ------------------------                            Management
                                      Proposal                       Issuer     Security Holder   Voted    LFTAX Voted   Recommended
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   1.01 Elect Director John A. Fiffy                                    X                          YES     Proportional      FOR
   1.02 Elect Director Warren J. Isabelle                               X                          YES     Proportional      FOR
   1.03 Elect Director Donald A. Nelson                                 X                          YES     Proportional      FOR
   1.04 Elect Director Thomas R. Venables                               X                          YES     Proportional      FOR
      2 Approval of a new investment advisory agreement                 X                          YES     Proportional      FOR
        between the fund and Ironwood Capital Management, LLC

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        SOFTBRANDS, INC.

        Exchange Ticker Symbol:                                        SBN           CUSIP:           83402A107

        Shareholder Meeting Date:                                   5/4/2006                        Annual Meeting

                                                                            Proposed by
                                                                      ------------------------                            Management
                                      Proposal                       Issuer     Security Holder   Voted    LFTAX Voted   Recommended
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   1.01 Elect Director Randal B. Tofteland                              X                          YES         FOR           FOR
   1.02 Elect Director Elaine Wetmore                                   X                          YES         FOR           FOR
      2 To approve an amendment to the 2001 stock incentive             X                          YES         FOR           FOR
        plan to increase authorized shares by 1,500,000
      3 To approve an amendment to the 2001 stock incentive             X                           NO                     WITHDREW
        plan to add an evergreen provision increasing shares by
        1500000 annually in 2007 through 2010.
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        LEVEL 3 COMMUNICATIONS, INC.

        Exchange Ticker Symbol:                                       LVLT           CUSIP:           52729N100

        Shareholder Meeting Date:                                   5/16/2006                       Annual Meeting

                                                                            Proposed by
                                                                      ------------------------                            Management
                                      Proposal                       Issuer     Security Holder   Voted    LFTAX Voted   Recommended
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   1.01 Elect Director Arun Netravali                                   X                          YES         FOR            FOR
   1.02 Elect Director John T. Reed                                     X                          YES         FOR            FOR
   1.03 Elect Director Michael B. Yanney                                X                          YES         FOR            FOR
      2 To approve the granting to the Level 3                          X                          YES         FOR            FOR
        Communications, Inc. board of directors
        of discretionary authority to amend Level 3's
        restated certificate of
        incorporation to effect a reverse stock
        split at one of four ratios.
      3 To adopt an amendment to Level 3's restated certificate         X                          YES         FOR            FOR
        of incorporation to increase the number of authorized
        shares of Level 3's common stock, par value $.01 per
        share from 1.5 Billion to 2.25 Billion
      4 To adopt an amendment to Level 3's restated certificate         X                          YES         FOR            FOR
        of incorporation to declassify the board of directors
      5 To adopt an amendment to Level 3's 1995 stock plan              X                          YES         FOR            FOR
        (amended and restated as of 4/1/98) to extend the
        term of that plan by five years.
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        A.G. EDWARDS, INC.

        Exchange Ticker Symbol:                                         AGE           CUSIP:           281760108

        Shareholder Meeting Date:                                    6/22/2006                       Annual Meeting

                                                                             Proposed by
                                                                      ------------------------                            Management
                                      Proposal                        Issuer     Security Holder  Voted    LFTAX Voted   Recommended
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   1.01 Elect Director Vicki B. Escarra                                  X                         YES         FOR           FOR
   1.02 Elect Director Mark S. Wrighton                                  X                         YES         FOR           FOR
      2 To ratify the appt. of Deloitte & Touche LLP as                  X                         YES         FOR           FOR
        independent auditors of the company for the fiscal year
        ending February 28, 2007.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.
-------------------------------

 /s/ Roland R. Manarin
----------------------
By:   Roland R. Manarin, President,
      Principal Executive Officer
Date: August 1, 2006